Bank Borrowings (Details) - Schedule of carrying values of the Company’s pledged assets to secure short-term borrowings - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of carrying values of the Company’s pledged assets to secure short-term borrowings [Abstract]
Buildings, net	$ 2,777,379	$ 2,499,131
Land use right, net	96,416	294,582
Total	$ 2,873,795	$ 2,793,713